6. Equity and Stock-based Compensation (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 14, 2015	Sep. 15, 2014	Mar. 31, 2017	Mar. 31, 2016
Issuance of Common Stock in Connection with Private Placement Shares	15,500,000	10,281,250
Shares Issued, Price Per Share	$ 0.05	$ 0.16
Proceeds from Common Stock Issuable Gross	$ 775,000	$ 1,645,000
Proceeds from Common Stock Issuable	$ 713,000	$ 1,444,274
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10	$ 0.25
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Dec. 14, 2017	Sep. 15, 2017
Fair Value Per Warrant	$ 0.015	$ 0.12
Adjustments to Additional Paid in Capital, Warrant Issued	$ 176,169	$ 1,034,209
Common Stock Issuable Value			$ 1,561,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				10,100,000
Allocated Share-based Compensation Expense				$ 183,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.018
Officers And Directors
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				10,100,000